Deposits	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Deposits

Note 6 Deposits

	As at
	January 31, 2022				October 31, 2021
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$213,953	$67,961	$93,692	$375,606	$207,493	$64,613	$90,382	$362,488
Business and government	358,903	20,770	340,416	720,089	356,020	20,800	319,533	696,353
Bank	12,262	474	34,411	47,147	12,549	449	28,992	41,990
	$585,118	$89,205	$468,519	$1,142,842	$576,062	$85,862	$438,907	$1,100,831
Non-interest-bearing (4)
Canada	$153,989	$8,091	$537	$162,617	$151,475	$8,051	$713	$160,239
United States	54,996	–	–	54,996	54,021	–	–	54,021
Europe (5)	786	–	–	786	632	–	–	632
Other International	8,491	–	–	8,491	8,002	–	–	8,002
Interest-bearing (4)
Canada	323,534	20,208	327,939	671,681	315,464	19,857	312,987	648,308
United States	7,179	60,140	84,202	151,521	6,978	57,260	77,597	141,835
Europe (5)	30,916	766	44,351	76,033	34,278	693	36,788	71,759
Other International	5,227	–	11,490	16,717	5,212	1	10,822	16,035
	$585,118	$89,205	$468,519	$1,142,842	$576,062	$85,862	$438,907	$1,100,831

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2022, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $431 billion, $34 billion, $44 billion and $27 billion, respectively (October 31, 2021 – $399 billion, $35 billion, $43 billion and $27 billion, respectively).
(5)	Europe includes United Kingdom, Luxembourg, the Channel Islands, and France.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	January 31 2022	October 31 2021
Within 1 year:
less than 3 months	$163,701	$133,776
3 to 6 months	52,796	64,062
6 to 12 months	92,568	83,871
1 to 2 years	45,628	45,532
2 to 3 years	32,555	29,204
3 to 4 years	20,287	24,573
4 to 5 years	29,401	25,329
Over 5 years	31,583	32,560
	$468,519	$438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$440,000	$416,000